Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted Net (Loss) Profit per Share (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 27, 2023		Dec. 31, 2022
Numerator:
Net loss		$ 1,287	$ (24,136)	$ (24,570)	$ (84,980)	$ (30,451)	$ (54,738)	$ (56,025)	[1]	$ (4,152)
Less: Net loss attributable to redeemable noncontrolling interests		$ 1,080	(18,515)	0	(60,715)	0	1,080	$ 0		0
Less: Net loss attributable to noncontrolling interests			653	(2,503)	(6,997)	(6,762)	$ (8,983)			$ (10,200)
Net loss attributable to common stockholders			$ (7,725)	$ (22,067)	$ (19,976)	$ (23,689)
Denominator:
Weighted Average Class A Common Stock outstanding (in shares)			18,003,934		17,609,384
Weighted average number of shares outstanding, basic (in dollars per share)	[2]		24,275,741		23,586,260
Basic and Diluted Earnings Per Share
Earnings per share, basic (in shares)	[2]		$ (0.32)		$ (0.85)
Earnings per share, diluted (in shares)	[2]		$ (0.32)		$ (0.85)
Series A Preferred Dividends
Numerator:
Add: Series A Preferred Dividends			$ (1,000)		$ (2,257)
Series B Preferred Dividends
Numerator:
Add: Series A Preferred Dividends			$ (451)		$ (451)
Series A Penny Warrants
Denominator:
Weighted Average Class A Common Stock issuable under Penny Warrants			1,271,807		976,876
Series B Penny Warrants
Denominator:
Weighted Average Class A Common Stock issuable under Penny Warrants			5,000,000		5,000,000

[1]	The Merger occurred on December 27, 2023. As a result, net loss for the year ended December 31, 2023 was attributed to the pre-Merger period from January 1, 2023 through December 27, 2023 and to the post-Merger period from December 28, 2023 through December 31, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests. During the post-Merger period, net income was attributable to flyExclusive, Inc. and its noncontrolling interests and redeemable noncontrolling interest. Refer to the table below for the attribution of net income (loss) to controlling interests (LGM Enterprises, LLC for the pre-Merger period and flyExclusive, Inc. for the post-Merger period), noncontrolling interests, and redeemable noncontrolling interest during the pre-Merger and post-Merger periods.

(In thousands)	Controlling Interests	Noncontrolling Interests	Redeemable noncontrolling interest	Total
Net loss of LGM Enterprises, LLC attributed to the pre-Merger period from January 1, 2023 through December 27, 2023	$(47,134)	$(8,891)	$—	$(56,025)
Net income (loss) of flyExclusive, Inc. attributed to the post-Merger period from December 28, 2023 through December 31, 2023.	299	(92)	1,080	1,287
Total net income (loss) for the year ended December 31, 2023	$(46,835)	$(8,983)	$1,080	$(54,738)

[2]	Basic and diluted earnings (loss) per share has not been presented for the three and nine months ended September 30, 2023 in the condensed consolidated statements of operations and comprehensive loss (unaudited). As a result of the Merger (as defined in Note 4 "Merger"), the Company's capital structure was significantly altered. The Company determined that presenting earnings per share for periods prior to the Merger would not result in values meaningful to the users of the condensed consolidated financial statements (unaudited). See Earnings per Share in Note 2 "Summary of Significant Accounting Policies" and Note 3 "Earnings (Loss) Per Share" for further discussion.